Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net operating loss carryforwards
Benefit for disallowed interest expense	$ 337	$ 271
Cash income taxes paid	38	49
Canada
Net operating loss carryforwards
Benefit of non-capital loss carryforwards	65	46
U.S.
Net operating loss carryforwards
Benefit of non-capital loss carryforwards	$ 194	0
Kansas
Net operating loss carryforwards
Tax credit subject to expiration		$ 30